CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 1,172	$ 2,120	$ 1,171
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,209	4,244	3,925
Stock-based compensation related to options and unvested shares	15	60	98
Decrease (Increase) in trade receivables	(112)	(46)	111
Equity share in losses of associates, net	1,998	520	31
Increase (decrease) in deferred tax liabilities	(169)	(177)	(48)
Decrease in other short-term liabilities			(538)
Decrease in land lease liabilities	(106)	(107)	(109)
Decrease (increase) in other accounts receivable and prepaid expenses	(791)	(370)	1,070
Increase (decrease) in accrued expenses and other accounts payable	1,685	1,060	(1,687)
Net cash provided by continuing operations	7,901	7,304	4,024
Net cash used in discontinued operations		(48)	(44)
Net cash provided by operating activities	7,901	7,256	3,980
Cash flows from investing activities:
Investment in real estate property	(2,195)	(2,450)	(2,215)
Increase in restricted cash	(292)
Proceeds from (investments in) associates, net	3,338	(2,749)	(13,142)
Decrease (increase) in other long-term deposits	265	159	(2,616)
Acquisition of Optibase Bavaria (b)			(31,473)
Net cash provided by (used in) investing activities	1,116	(5,040)	(49,446)
Cash flows from financing activities:
Repayment of long-term bank loans and bonds	(8,431)	(8,112)	(2,811)
Proceeds from bank loan		530	36,969
Proceeds from issuance of long-term bonds			15,045
Dividend paid to non-controlling interests	(2,089)	(2,209)	(2,029)
Proceeds from controlling shareholders' loan	5,118
Issuance of shares upon exercise of stock options		191
Net cash provided by (used in) financing activities	(5,402)	(9,600)	47,174
Exchange differences on balances of cash and cash equivalents	629	(398)	(804)
Increase (decrease) in cash and cash equivalents	4,244	(7,782)	904
Cash and cash equivalents at the beginning of the year	16,024	23,806	22,902
Cash and cash equivalents at the end of the year	20,268	16,024	23,806
Supplemental cash flow activities:
Taxes	2,744	1,420	3,971
Interest	2,554	2,896	1,795
Acquisition of Optibase Bavaria:
Real estate property			31,399
Other assets, net			74
Cash paid by the company			$ 31,473